Prepaid Expenses and Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expenses And Other Assets [Abstract]
Prepaid voyage costs	$ 338	$ 134
Inventories	6,281	1,004
Claims receivable	2,939	0
Other	905	757
Total prepaid expenses and other current assets	$ 10,463	$ 1,895